Purchases and other expenses - Other liabilities - Components (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Orange Money - units in circulation	€ 1,430	€ 1,242	€ 1,030
Provision for litigation	283	387	405
Submarine cable consortium	272	230	191
Security deposit received	103	111	128
Cable network access fees (IRU)	14	25	38
Other	976	806	852
Total	€ 3,078	€ 2,802	€ 2,644	€ 2,574